Issued Capital and Preference Shares - Summary of Issued Capital and Preference Shares (Parenthetical) (Detail)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value | (per share)	$ 0.10	¥ 0.10	$ 0.10	¥ 0.10